Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

17. Subsequent Events

On December 10, 2012, E-house announced that it had received board approval to issue and sell approximately $62.6 million in ordinary shares to certain management personnel. On March 25, 2013, E-house announced the completion of issuing new shares to its management, who became the largest shareholder as a group with a combined stake of approximately 31%. Consequently, the Company’s interest in E-House is reduced to approximately 22% as of March 25, 2013. The Company is in process of finishing the accounting treatment of the transaction.